PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property Plant and Equipment
Less: accumulated depreciation	$ (183)	$ (91)
Total	490	541
Depreciation expenses	139	64	$ 30
Laboratory equipment
Property Plant and Equipment
Property and equipment	368	368
Transportation equipment
Property Plant and Equipment
Property and equipment	54	54
Office equipment
Property Plant and Equipment
Property and equipment	64	23
Leasehold improvements
Property Plant and Equipment
Property and equipment	$ 187	$ 187